Share-based compensation - Disclosure of number of free ordinary shares granted (Details) - Free ordinary shares program - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	445,320	401,911
Executive Committee (formerly Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	263,842	196,855
Senior Leadership Group
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	181,478	205,056